Additional Information on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information on Financial Instruments
Schedule of fair values of financial assets and liabilities

	Category	December 31, 2022
	according to	Carrying	Fair
in EUR	IFRS 9	Amount	Value*	Level
Non-current assets
Rental deposits (Financial assets)	AC	135,395	—
Investments in securities (Financial assets)	FVTPL	1,193,539	1,193,539	3
Current assets
Trade accounts receivables	AC	19,972,756	—
Trade accounts receivables (subject to factoring)	FVTPL	3,690,404	3,690,404	3
Other current financial assets	AC	7,970,469	—
Cash and cash equivalents	AC	44,428,001	—
Financial assets measured at AC		72,506,621
Financial assets measured at FVTPL		4,883,943

Non-current liabilities
Non-current loans	AC	1,060,358	1,021,696	3
Other non-current financial liabilities	AC	13,287	—
Current liabilities
Current loans	AC	30,461,789	—
Trade accounts payable	AC	27,271,931	—
Other current financial liabilities	AC	6,758,304	—
Financial liabilities measured at AC		65,565,669

* The Group has not disclosed the fair values of short-term financial instruments if the carrying amount represents an appropriate representation of the instruments fair value. Furthermore, the Group has not disclosed the fair values of its rent deposits and other non-current financial liabilities as the effect resulting from discounting future cash flows is immaterial and thus the carrying amount being an adequate approximation of fair value.

	Category	December 31, 2021
	according to	Carrying	Fair
in EUR	IFRS 9	Amount	Value**	Level
Non-current assets
Rental deposits (Financial assets)	AC	24,624	—
Investments in securities (Financial assets)	FVTPL	1,123,988	1,123,988	3
Current assets
Trade accounts receivables	AC	28,707,048	—
Trade accounts receivables (subject to factoring)	FVTPL	2,420,512	2,420,512	3
Cash and cash equivalents	AC	58,004,145	—
Financial assets measured at AC		86,735,817
Financial assets measured at FVTPL		3,544,498

Non-current liabilities
Non-current loans	AC	700,568	677,598	3
Current liabilities
Current loans	AC	34,557,415	—
Trade accounts payable	AC	33,447,088	—
Other current financial liabilities Restated*	AC	8,014,179	—
Financial liabilities measured at AC		76,719,249

* Certain amounts for 2021 have been restated; see Note 2.4

** The Group has not disclosed the fair values of short-term financial instruments if the carrying amount represents an appropriate representation of the instruments fair value. Furthermore, the Group has not disclosed the fair values of its rent deposits as the effect resulting from discounting future cash flows is immaterial and thus the carrying amount being an adequate approximation of fair value.

Summary of opening balances to the closing balances for Level 3

	Financial assets
	Promissory	Equity	Trade accounts
in EUR	Note	Instruments	receivables
Balance at January 1, 2022	—	1,123,988	2,420,512
Additions	—	—	3,708,246
Sales	—	—	(2,420,512)
Fair value gains / (losses) (see financial result)	—	—	(17,843)
Currency translation effect (see other operating income)	—	69,551	—
Balance at December 31, 2022	—	1,193,539	3,690,403
Net gains / (losses) during the financial year	—	69,551	(17,843)

	Financial assets
	Promissory	Equity	Trade accounts
in EUR	Note	Instruments	receivables
Balance at January 1, 2021
Additions	738,007	—	2,432,086
Fair value gains / (losses) (see financial result)	352,101	—	(11,574)
Conversion to equity instruments	(1,090,108)	1,090,108	—
Currency translation effect (see other operating income)	—	33,879	—
Balance at December 31, 2021	—	1,123,988	2,420,512
Net gains / (losses) during the financial year	352,101	33,879	(11,574)